Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Compensation
NOTE 13. SHARE-BASED COMPENSATION
Equity Incentive Plans
The Company’s 2021 Omnibus Incentive Plan (the “2021 Plan”) was adopted at the annual meeting of shareholders. The 2021 Plan reserves 4,000,000 Subordinate Voting Shares for issuance thereunder and replaced the Schyan Exploration Inc. Stock Option Plan (the “Prior Plan”). Awards previously granted under the Prior Plan, including equity awards granted in the first quarter of 2021 for performance in 2020, remain subject to the terms of the Prior Plan. No further grants of awards shall be made under the Prior Plan. The Prior Plan is administered by the Board of Directors of the Company and the 2021 Plan is administered by the Compensation Committee. The 2021 Plan provides for the grant of Incentive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Performance Shares, Performance Share Units, and Other Awards. As of September 30, 2021 a total of 895,877 awards were granted under the 2021 Plan between the date of its adoption by shareholders on June 10, 2021 and September 30, 2021.
Options
The fair value of stock options granted by the Company during 2021 and 2020, under the Prior Plan, were estimated on the date of the grant using the Black-Scholes option-pricing model with the relevant assumptions outlined in the table below. The expected volatility was estimated by using the historical volatility of other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on the United States three-year bond yield rate at the time of grant of the award. Expected annual rate of dividends is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
On January 3, 2020, under the Prior Plan, the Board awarded options to purchase shares to directors, officers, and key employees of the Company. In accordance with the Prior Plan’s policy, the vesting period for employees is 15% as of the date of issuance, 25% vested on December 31, 2020, and 60% vest on December 31, 2021. For founding members of the Board of Directors, the options were fully vested on the date of grant. For non-founding
members of the Board of Directors, 50% of the options were vested on December 31, 2020, and 50% will vest on December 31, 2021.
On January 4, 2021, under the Prior Plan, the Board awarded options to purchase shares to directors, officers, and key employees of the Company. In accordance with the Prior Plan’s policy, the vesting period for employees is 15% vest on December 31, 2021, 25% vest on December 31, 2022, and 60% vest on December 31, 2023. For founding and non-founding
members of the Board of Directors, 50% of the options vest on December 31, 2021, and 50% will vest on December 31, 2022.
On September 29, 2021, under the 2021 Plan, the Board awarded options to purchase shares to officers and other select employees of the Company. The options vest over three years and have a contractual term between six and seven years. In accordance with the 2021 Plan’s policy, the vesting period for directors and officers is 33 1/3% vest on December 1, 2021, 33 1/3% vest on December 1, 2022, and 33 1/3% vest on December 1, 2023.

	For the Nine Months Ended September 30, 2021	For the Nine Months Ended September 30, 2020
Fair value at grant date	$10.58-$11.20	$3.11-$3.26
Stock price at grant date	$26.88-$33.42	$11.52-$12.50
Exercise price at grant date	$26.88-$33.42	$11.52-$12.50
Expected life in years	3.00 - 3.50	1.58 - 2.00
Expected volatility	49.88% - 53.75%	49.10% - 50.15%
Expected annual rate of dividends	0%	0%
Risk free annual interest rate	0.16% - 0.79%	1.40 - 1.58%
For the nine months ended September 30, 2021, the Company recorded share-based compensation for all stock options in the amount of $2.2 million. This is recognized as $0.2 million cost of goods sold, net, $1.6 million general and administrative and $0.4 million sales and marketing in the condensed consolidated statements of operations and comprehensive income.
The number and weighted-average exercise prices and remaining contractual life of options at September 30, 2021 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (yrs)	Aggregate intrinsic value
Outstanding at January 1, 2021	1,129,774	11.72	4.01	—
Granted	877,509	29.32	3.55	—
Exercised	(36,787)	11.52	—	—
Forfeited	—	—	—	—

Outstanding, September 30, 2021	1,970,496	$19.56	4.52	$8.43

Exercisable, September 30, 2021	517,672	$11.71	3.34	$15.20
Total unvested options as of September 30, 2021, are 1,452,824 which are expected to vest over time and have an aggregate unrecognized compensation expense of $8.5 million. The unrecognized compensation expense will be recognized over a weighted average period of 2.09 years.
As noted above, following shareholder approval of the 2021 Plan, no further grants of awards shall be made under the Prior Plan.
Restricted Stock Units
Restricted stock units (“RSUs”) represent a right to receive a single Subordinate Voting Share that is both non-transferable
and forfeitable unless and until certain conditions are satisfied. RSUs vest ratably over a two to three year period subject to continued employment through each anniversary. The fair value of RSUs is determined on the grant date and is amortized over the vesting period on a straight-line basis. On September 15, 2021, the Board awarded RSUs to officers of the Company as replacement awards for cancelled warrants, which vest immediately. On September 29, 2021, under the 2021 Plan, the Board awarded RSUs to officers, and other select employees of the Company, which vest over a two to three year period.

	Number of restricted stock units	Weighted average grant price
Balance as of January 1, 2021	—	—
Granted	3,249,319	25.45
Vested	(2,904,079)	25.28
Forfeited	—	—

Balance as of September 30, 2021	345,240	$26.88

No share-based compensation expense was recorded for RSUs during the three months ended September 30, 2021.

In September 2021, the Board of Directors approved grants of RSUs for two executive officers who previously held warrants. The previously held warrants were cancelled on September 15, 2021 with the new RSUs granted on September 15, 2021 as a replacement of the previously held warrants. The two officers were awarded a total premium of $3.1 million, allocated between the two officers, to incentivize the cancellation and replacement. No share-based compensation expense was recorded related to the cancellation and replacement of the previous warrants with the new RSUs during the three months ended September 30, 2021.
Warrants
During the year ended December 31, 2018, the Company issued 8,784,872 warrants to certain employees and directors of the Company for past services provided. The warrants had no vesting conditions and are exercisable at any time for three years after the issuance, subject to certain lock-up
provisions: (i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months
19-24
following the Issue Date; and (iii) the remaining 50% of the warrants may be exercised at any time thereafter until expiration. The warrants are exchangeable into Subordinate Voting Shares. For the nine months ended September 30, 2021 and 2020, no warrants related to share-based compensation were issued. As the warrants had no vesting conditions, the entire share-based compensation expense of $15.0 million was recognized when the warrants were issued in 2018.
The following table summarizes the warrants issued and outstanding to certain employees and directors of the Company as of December 31, 2020 and the changes during the nine months ended September 30, 2021:

	Number of warrants	Weighted average exercise price ($CAD)	Weighted average remaining contractual life (yrs)
Outstanding as of January 1, 2021	6,061,561	6.00	0.72

Granted	—	—	—
Exercised	(2,075,990)	6.00	—
Exchanged in cashless exercise	(413,057)	—	—
Cancelled	(3,572,514)	—	—

Outstanding as of September 30, 2021	—	—	—

Refer to the restricted stock unit disclosure above for additional information regarding the issuance of RSU’s in exchange for the cancelled warrants held by two executive officers.

13.	SHARE BASED COMPENSATION
Options
The Company has a Stock Option Plan (the “Plan”) as administered by the board of directors of the Company. The aggregate number of Subordinate Voting Shares which may be reserved for issue under the Plan shall not exceed 10% of the issued and outstanding number of Subordinate Voting Shares.
In determining the amount of share-based compensation related to options issued during the twelve months ended December 31, 2020, the Company used the Black-Scholes pricing model to establish the fair value of the options granted with the following assumptions:

Year Ended December 31, 2020
Fair Value at Grant Date	$3.11 – $3.26
Stock Price at Grant Date	$11.52 – $12.50
Exercise Price at Grant Date	$11.52 – $12.50
Expected Life in Years	1.58 – 2.00
Expected Volatility	49.10% –50.15%
Expected Annual Rate of Dividends	0%
Risk Free Annual Interest Rate	1.40% – 1.58%
The expected volatility was estimated by using the historical volatility of other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on the United
States two-year bond
yield rate at the time of grant of the award. Expected annual rate of dividends is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
On January 3, 2020, under the Plan, the Board awarded options to purchase shares to directors, officers, and key employees of the Company. In accordance with the Plan’s policy, the vesting period for employees is 15% as of the date of issuance, 25% vest on December 31, 2020, and 60% vest on December 31, 2021. For founding members of the board of directors, the options were fully vested on the date of grant. For non-founding
members of the board of directors, 50% of the options were vested on December 31, 2020, and 50% will vest on December 31, 2021.
For the twelve months ended December 31, 2020, the Company recorded share-based compensation in the amount of $2.8 million. This is recognized as $0.2 million Cost of Goods Sold, Net, $2.1 million General and Administrative and $0.5 million Sales and Marketing in the condensed consolidated interim statements of operations and comprehensive income.
The number and weighted-average exercise prices and remaining contractual life of options at December 31, 2020 were as follows:

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life (Yrs)
Outstanding at January 1, 2020	—	$—	—
Granted	1,252,403	11.70	1.93
Exercised	(9,180)	11.52	—
Forfeited	(113,444)	11.52	—

Outstanding, December 31, 2020	1,129,779	11.72	1.92

Exercisable, December 31, 2020	554,456	$11.70	—
Warrants
During the year ended December 31, 2018, the Company issued 8,784,872 warrants to certain employees and directors of the Company for past services provided. The warrants had no vesting conditions and are exercisable at any time for three years after the issuance, subject to certain lock-up
provisions: (i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months
19-24
following the Issue Date; and (iii) the remaining 50% of the warrants may be exercised at any time thereafter until expiration. The warrants are exchangeable into Subordinate Voting Shares. For the year ended December 31, 2018, the Company recognized $15.0 million in share-based compensation expense. For the year ended December 31, 2020 and 2019, no warrants related to share-based compensation were issued.
The following table summarizes the warrants issued and outstanding to certain employees and directors of the Company as of December 31, 2020 and 2019 and the changes during the year ended December 31, 2020:

	Number of Warrants	Weighted average exercise price ($CAD)	Weighted Average Remaining Contractual Life (Yrs)
Outstanding as of December 31, 2018	8,784,872	6.00	2.72
Granted	—	—	—

Exercised	—	—	—

Outstanding as of December 31, 2019	8,784,872	6.00	1.72

Granted	—	—	—

Exercised	2,723,311	—	—

Outstanding as of December 31, 2020	6,061,561	6.00	0.72
In determining the amount of share-based compensation related to warrants issued during the year, the Company used the Black-Scholes pricing model to establish the fair value of the warrants granted. The weighted-average grant date fair value was $1.71. The following were the assumptions utilized in the model during the year ended December 31, 2020

December 31, 2020
Stock Price ($CAD)	$6.00
Exercise Price ($CAD)	$6.00
Expected Life in Years	3.00
Annualized Volatility	51%
Annual Rate of Quarterly Dividends	0%
Discount Rate—Bond Equivalent Yield	3%
Volatility was estimated by using the historical volatility of other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public. The expected life in years represents the life of the warrants. The risk-free rate was based on the
3-year
Treasury United States bond yield rate.